Long-term bank loans - Part IV (Tables)	12 Months Ended
Dec. 31, 2024
Long-term Bank Loans - Part Iv
Long-term bank loans - Principal repayments (Table)

Twelve month periods ending	Amount
December 31, 2025	$221,147
December 31, 2026	338,825
December 31, 2027	292,682
December 31, 2028	183,927
December 31, 2029	131,867
December 31, 2030 and thereafter	95,440
Total Long-term bank loans	$1,263,888
Unamortized loan issuance costs	(7,606)
Total Long-term bank loans, net	$1,256,282
Current portion of long-term bank loans	221,147
Long-term bank loans, net of current portion and unamortized loan issuance costs	1,035,135

Long-term bank loans - Interest and finance costs (Table)

	Years ended December 31,
	2022	2023	2024
Interest on financing agreements	$56,537	$87,857	$94,024
Less: Interest capitalized	—	—	(1,252)
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 18)	(10,044)	(21,786)	(5,565)
Amortization of debt (loan & lease) issuance costs	4,918	3,661	3,583
Other bank and finance charges	1,167	1,587	1,037
Interest and finance costs	$52,578	$71,319	$91,827